Note 5 - Consolidating Financial Information (Tables)	9 Months Ended
Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	Gyrodyne Company of America, Inc. and Subsidiaries	GSD, LLC	Total	Eliminations	Consolidated

ASSETS
REAL ESTATE
Rental property:
Land	$-	$1,733,693	$1,733,693	$-	$1,733,693
Building and improvements	-	11,307,442	11,307,442	-	11,307,442
Machinery and equipment	-	344,733	344,733	-	344,733
	-	13,385,868	13,385,868	-	13,385,868
Less accumulated depreciation	-	4,807,276	4,807,276	-	4,807,276
	-	8,578,592	8,578,592	-	8,578,592
Land held for development:
Land	-	558,466	558,466	-	558,466
Land development costs	-	1,923,822	1,923,822	-	1,923,822
	-	2,482,288	2,482,288	-	2,482,288
Total real estate, net	-	11,060,880	11,060,880	-	11,060,880
Assets held for sale	-	22,411,392	22,411,392	-	22,411,392
Cash and cash equivalents	4,377,093	-	4,377,093	-	4,377,093
Investment in marketable securities	6,071,506	-	6,071,506	-	6,071,506
Rent receivable, net of allowance for doubtful accounts of approximately $74,000	-	31,988	31,988	-	31,988
Deferred rent receivable	-	48,365	48,365	-	48,365
GSD Line of Credit	3,000,459	-	3,000,459	(3,000,459)	-
Prepaid expenses and other assets	92,246	258,602	350,848	-	350,848
Prepaid pension costs	586,401	-	586,401	-	586,401
Mortgage receivable	13,130,802	-	13,130,802	(13,130,802)	-
Total Assets	$27,258,507	$33,811,227	$61,069,734	$(16,131,261)	$44,938,473

LIABILITIES AND EQUITY

LIABILITIES:
Accounts payable	$105,743	$144,780	$250,523	$-	$250,523
Accrued liabilities	513,515	-	513,515	-	513,515
Deferred rent liability	-	23,557	23,557	-	23,557
Tenant security deposits payable	-	253,100	253,100	-	253,100
Liabilities related to assets held for sale	-	9,667,675	9,667,675	(9,301,752)	365,923
GSD Line of Credit	-	3,000,459	3,000,459	(3,000,459)	-
Mortgage Payable	-	3,829,050	3,829,050	(3,829,050)	-
Deferred income taxes	1,315,000	-	1,315,000	-	1,315,000
Dividend payable	682,033		682,033		682,033
Notes payable	16,447,427	-	16,447,427	-	16,447,427
Total Liabilities	19,063,718	16,918,621	35,982,339	(16,131,261)	19,851,078

Commitments and contingencies

EQUITY:
Common stock, $1 par value; authorized 4,000,000 shares; 1,723,888 shares issued; 1,482,680 shares outstanding	1,723,888	-	1,723,888	-	1,723,888
Additional paid-in capital	17,753,505	-	17,753,505	-	17,753,505
Accumulated other comprehensive income	118,219	-	118,219	-	118,219
Deficit	(9,863,126)	(2,173,862)	(12,036,988)	2,173,862	(9,863,126)
	9,732,486	(2,173,862)	7,558,624	2,173,862	9,732,486
Less cost of shares of common stock held in treasury; 241,208	(1,537,697)	-	(1,537,697)	-	(1,537,697)
Total Gyrodyne Stockholders’ Equity	8,194,789	(2,173,862)	6,020,927	2,173,862	8,194,789
Non-controlling interest in GSD, LLC		19,066,468	19,066,468	(2,173,862)	16,892,606
Total equity	8,194,789	16,892,606	25,087,395	-	25,087,395
Total Liabilities and Equity	$27,258,507	$33,811,227	$61,069,734	$(16,131,261)	$44,938,473

Condensed Income Statement [Table Text Block]
	Gyrodyne Company of America, Inc.	GSD, LLC	Total	Eliminations	Consolidated
Revenues
Rental income	$-	$1,762,890	$1,762,890	-	$1,762,890
Rental income - tenant reimbursements	-	239,217	239,217	-	239,217
Other income	3,883,142	-	3,883,142	(3,883,142)	-
Total	3,883,142	2,002,107	5,885,249	(3,883,142)	2,002,107

Expenses
Reimbursable expenses	1,150,057	-	1,150,057	(1,150,057)	-
Rental expenses	-	1,178,942	1,178,942	(38,885)	1,140,057
General and administrative expenses	1,676,938	1,544,988	3,221,926	(1,544,988)	1,676,938
Strategic alternative expenses	1,246,096	1,149,212	2,395,308	(1,149,212)	1,246,096
Depreciation	-	249,660	249,660	-	249,660
Insurance claim recoveries in excess of cost	-	(184,339)	(184,339)	-	(184,339)
Impairment charges	-	200,000	200,000	-	200,000
Total	4,073,091	4,138,463	8,211,554	(3,883,142)	4,328,412

Other Income (Expense):
Interest income	281,679	-	281,679	(203,153)	78,526
Interest expense	(542,570)	(203,153)	(745,723)	203,153	(542,570)
Total	(260,891)	(203,153)	(464,044)	-	(464,044)
Net Loss from continued operations	(450,840)	(2,339,509)	(2,790,349)	-	(2,790,349)
Net Income from discontinued operations	389,218	173,648	562,866	-	562,866
Net Loss	$(61,622)	$(2,165,861)	$(2,227,483)	$-	$(2,227,483)
	Gyrodyne Company of America, Inc.	GSD, LLC	Total	Eliminations	Consolidated

Revenues
Rental income	$-	$578,148	$578,148	$-	$578,148
Rental income – tenant reimbursements	-	60,355	60,355	-	60,355
Other income	1,227,109	-	1,227,109	(1,227,109)	-
Total rental income	1,227,109	638,503	1,865,612	(1,227,109)	638,503

Expenses
Reimbursable expenses	383,935	-	383,935	(383,935)	-
Rental expenses	-	388,881	388,881	(14,946)	373,935
General and administrative expenses	526,572	483,717	1,010,289	(483,717)	526,572
Strategic alternative expenses	373,555	344,511	718,066	(344,511)	373,555
Depreciation	-	82,042	82,042	-	82,042
Insurance claim recoveries in excess of cost	-	(184,339)	(184,339)	-	(184,339)
Impairment charges	-	-	-	-	-
Total	1,284,062	1,114,812	2,398,874	(1,227,109)	1,171,765

Other income (expense):
Interest income	115,632	-	115,632	(83,030)	32,602
Interest expense	(206,224)	(83,030)	(289,254)	83,030	(206,224)
Total	(90,592)	(83,030)	(173,622)	-	(173,622)
Net loss from continued operations	(147,545)	(559,339)	(706,884)	-	(706,884)
Net income from discontinued operations	127,736	173,591	301,327	-	301,327
Net loss	$(19,809)	$(385,748)	$(405,557)	$-	$(405,557)